Related party transactions - Key management compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Fees			¥ 408
Basic salaries, bonuses, social security and others	¥ 36,605	¥ 44,650	46,825
Pension costs - defined contribution plans	357	530	533
Share-based compensation expenses	281,298	372,708	522,314
Total	¥ 318,260	¥ 417,888	¥ 570,080